Financial Risk Management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ 82,027
Ending balance	182,088	R$ 82,027
Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(68,976)	(30,846)
Cash flow and dividends provision	(98,412)	(37,949)
Amortization cost	(203)	(181)
Ending balance	(167,591)	(68,976)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(102,891)	(93,004)
Cash flow and dividends provision	19,652	19,027
Addition and finance expenses accrual	(21,949)	(29,016)
Other changes	(1,011)	102
Ending balance	(106,199)	(102,891)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,896	11,713
Cash flow and dividends provision	77,203	(7,938)
Foreign exchange adjustments	2,350	121
Ending balance	83,449	3,896
Liquid Investments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	85,944	37,583
Cash flow and dividends provision	(77,681)	48,361
Ending balance	R$ 8,253	R$ 85,944